Loans Receivable, Net (Details) - Schedule of Loans Receivable Net - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Loans Receivable Net Disclosure [Line Items]
Total loans receivable, net – current		$ 5,156,070	$ 287,829
Total loans receivable, net – noncurrent			447,505
Total loans receivable, net		5,156,070	735,334
Less: allowance for doubtful accounts noncurrent
Less: allowance for doubtful accounts current
Wuyuan Yangyang Culture Media Studio (“Yangyang”) [Member]
Loans Receivable Net Disclosure [Line Items]
Total loans receivable, net – current	[1]		287,829
Hanning Jin( [Member]
Loans Receivable Net Disclosure [Line Items]
Total loans receivable, net – current	[2]	9,002
Total loans receivable, net – noncurrent	[2]		8,909
DXPROMISING HOLDING CO., LTD [Member]
Loans Receivable Net Disclosure [Line Items]
Total loans receivable, net – current	[3]	4,685,998
Moxing Shangxing (Beijing) Technology Co., Ltd [Member]
Loans Receivable Net Disclosure [Line Items]
Total loans receivable, net – current	[4]	261,070
SHH Holding (Hong Kong) Limited [Member]
Loans Receivable Net Disclosure [Line Items]
Total loans receivable, net – current	[5]	200,000
Pingnan Motian Culture Media Studio (“Pingnan”) [Member]
Loans Receivable Net Disclosure [Line Items]
Total loans receivable, net – noncurrent	[6]		$ 438,596

[1]	On June 28, 2022, Global Mofy China renewed the loan agreement with Yangyang to extend the loan term of the loan receivable balance of $295,213 (or RMB2,100,000) for its working capital needs for one year and interest rate remained the original fixed rate of 5.2% per annum. On June 28, 2023, Global Mofy China renewed the loan with Yangyang for one year at an annual rate of 5.2%. The loan was fully collected in January 2024.
[2]	On January 14, 2023, Global Mofy China renewed the interest-free loan agreement with Hanning Jin to extend the loan term of the loan receivable balance of $9,137 (or RMB65,000) for one year. In January 2024, Global Mofy China renewed the interest-free loan with Hanning Jin for one year.
[3]	On October 1, 2023, Global Mofy Cayman entered into a loan agreement with a third party, DXPROMISING HOLDING CO., LTD (“DXPROMISING”) to lend the maximum amount of $8,800,000 for its working capital needs with a maturity date of September 30, 2024. The loan bores a fixed interest rate of 5.2% per annum. As of March 31, 2024, the outstanding balance is $4,685,998.
[4]	On October 9, 2023, Global Mofy China entered into a loan agreement with a third party, Moxing Shangxing Culture Media Studio (“Moxing”) to lend the maximum amount of $761,741 (or RMB5,500,000) for its working capital needs with a maturity date of October 9, 2024. The loan bores a fixed interest rate of 5.2% per annum. As of March 31, 2024, the outstanding balance is $261,070.
[5]	On October 17, 2023, Global Mofy Cayman entered into a loan agreement with a third party, SHH Holding (Hong Kong) Limited (“SHH”) to lend $200,000 for its working capital needs with a maturity date of October 17, 2024. The loan bores a fixed interest rate of 5.2% per annum.
[6]	On October 20, 2022, Global Mofy China renewed the loan agreement with Pingnan to extend the loan term of the loan receivable balance of $449,849 (or RMB3,200,000) for its working capital needs for one year and interest rate remained the original fixed rate of 5.2% per annum. On October 20, 2023, Global Mofy China renewed the loan with Pingnan for one year at an annual rate of 5.2%. The loan was fully collected in January 2024.